Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

Note 12. Inventories

	December 31,	December 31,
	2021	2022

	(in thousands)

Finished goods	$53,884	63,425
Work in process	107,355	169,166
Raw materials	36,963	138,086
Supplies	398	256
	$198,600	370,933

The amounts of inventories that were charged to cost of revenues were $654,582 thousand, $789,071 thousand and $692,022 thousand, for the years ended December 31, 2020, 2021 and 2022, respectively, and the charges for inventories written down to net realizable value amounted to $11,919 thousand, $9,448 thousand and $22,211 thousand, for the years ended December 31, 2020, 2021 and 2022, respectively, which were also included in cost of revenues.

As of December 31, 2021 and 2022, none of the Company’s inventories was pledged as collateral.